Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Key management compensation
Key management includes members of the Company’s senior management and the board of directors. The compensation paid or payable to key management for Board and employee services includes their participation in share-based compensation arrangements. The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2024	2023	2022
	(in € millions)
Key management compensation
Short term employee benefits	7	10	6
Share-based compensation	37	33	37
Total	44	43	43
Other related party transactions
On July 1, 2019, the Company issued, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited, an entity indirectly wholly owned by him. The exercise price of each warrant is US $190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 1, 2022 the warrants expired unexercised.
On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the 1,600,000 warrants that were granted on July 13, 2017.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 25, 2024, the Company issued 118,891 ordinary shares and 1,188,910 beneficiary certificates to Mr. Ek through D.G.E. Investments Limited upon the net settlement of the 800,000 warrants that were granted on August 23, 2021.
During the years ended December 31, 2024, December 31, 2023, and December 31, 2022 the Company issued 6,000,000, 4,450,000, and 1,198,000 ordinary shares, respectively, to its Netherlands subsidiary at par value and subsequently repurchased those shares at the same price. These shares are held in treasury in order to facilitate the fulfillment of option exercises and restricted stock unit releases under the Company’s stock option and restricted stock unit plans.